Filed pursuant to Rule 497(e)
Registration Nos. 333-171360; 811-22509

LoCorr Strategic Allocation Fund

Class	A	LSAAX
Class	I	LSAIX

Supplement dated December 30, 2025 to the Prospectus and
Statement of Additional Information (“SAI”), each dated May 1, 2025

Effective December 31, 2025, Mr. Grant Jaffarian will no longer serve as a portfolio manager to the LoCorr Strategic Allocation Fund (the “Fund”). Thereafter, please disregard all references to Mr. Jaffarian in the Fund’s Prospectus and SAI.

Please retain this Supplement for future reference.